Annual Notice of Securities Sold Pursuant to Rule 24F-2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Forward Funds
101 California Street, 16th Floor San Francisco, CA 94111
2.	The name of each series or class of securities for

which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): Forward Balanced Allocation Fund Forward Growth & Income Allocation Fund Forward Multi-Strategy Fund Salient Adaptive Balanced Fund Salient Adaptive Income Fund Salient Adaptive US Equity Fund Salient Commodity Long/Short Strategy Fund Salient EM Corporate Debt Fund Salient EM Dividend Signal Fund Salient EM Infrastructure Fund Salient Frontier Strategy Fund Salient High Yield Fund Salient International Dividend Signal Fund Salient International Real Estate Fund Salient International Small Cap Fund Salient Investment Grade Fund

Salient Real Estate Fund Salient Select Income Fund Salient Select Opportunity Fund Salient Tactical Growth Fund Salient Tactical Muni & Credit Fund Salient Tactical Real Estate Fund Salient U.S. Dividend Signal Fund

3.	Investment Company Act File Number: 811-06722 Securities Act File Number: 033-48940

4(a) Last day of fiscal year for which this Form is filed:

December 31, 2016

4(b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Check box if this is the last time the issuer will be filing this Form.

5	.	Calculation of registration fee:

		(i)	Aggregate sale price of securities
			sold during the fiscal year pursuant
			to section 24(f):	$1,238,791,170

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:

$1,920,734,882

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used

	to reduce registration fees payable
	to the Commission:		$2,359,108,444

(iv)	Total available redemption credits
	[add Items 5(ii) and 5(iii):	- $	4,279,843,326

(v)	Net sales -- if Item 5(i) is greater
	than Item 5(iv) [subtract Item 5(iv)
	from Item 5(i)]:		$0

(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $(3,041,052,156)

(vii)	Multiplier for determining registration

fee (See Instruction C.9):	X	0.01159%

(viii)Registration fee due [multiply Item
5(v) by Item 5(vii)] (enter “0” if no
fee is due):	=	$0

6.	Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $ 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $ 0

7.	Interest due -- if this Form is being filed more than
90	days after the end of the issuer’s fiscal year (see

Instruction D):

+$		0
8	.	Total of the amount of the registration fee due plus

any interest due [line 5(viii) plus line 7]:

=$		0
9	.	Date the registration fee and any interest payment was

sent to the Commission’s lockbox depository: Method of Delivery: Wire Transfer Mail or other means SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Barbara Tolle Barbara Tolle, Treasurer Date March 21, 2017

* Please print the name and title of the signing officer below the signature.